CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit before income tax and social contribution	R$ 3,184,033	R$ 1,720,909	R$ 3,103,225
Adjustments to reconcile income to net cash generated by operating activities:
Depreciation and amortization	7,117,028	6,827,175	5,691,696
Share of loss of an associate	89,304	61,587	11,572
Residual value of property, plant and equipment and intangible written off	93,304	(136,713)	51,913
Gain from the sale of 51% of I-Systems (formerly FiberCo)			(782,237)
Interest on asset retirement obligation	38,355	23,212	1,486
Provision for legal and administrative proceedings	323,015	247,227	278,789
Inflation adjustment on judicial deposits and legal and administrative proceedings	257,057	91,681	(27,768)
Interest, monetary and exchange rate variations on loans and other financing	668,360	759,989	119,864
Finance income from marketable securities	(83,204)	(266,816)	(173,067)
Interest on lease liabilities	1,062,251	1,333,007	858,259
Lease interest	(28,041)	(28,101)	56
Gain from the acquisition of Cozani	(303,435)
Provision for expected credit losses	639,692	626,218	544,642
Long-term incentive plans	(24,291)	6,796	15,672
Total adjustments to reconcile income with net cash from operations	13,033,428	11,266,171	9,694,102
Reduction (increase) in working capital assets
Trade accounts receivable	(867,369)	(628,272)	(583,346)
Recoverable taxes, fees and contributions	85,982	912,306	664,397
Inventories	(95,666)	(33,565)	44,050
Prepaid expenses	(18,295)	164,288	(134,893)
Judicial deposits	749,336	(603,825)	215,698
Other assets	(70,677)	(30,709)	41,610
Increase (decrease) in working capital liabilities
Payroll and related charges	42,807	40,302	35,506
Suppliers	353,319	757,628	153,357
Taxes, fees and contributions payable	617,975	102,948	366,605
Authorizations payable	(246,836)	(2,378,796)	(8,604)
Payments for legal and administrative proceedings	(343,444)	(242,598)	(316,804)
Deferred revenues	(31,028)	(49,446)	(135,583)
Other liabilities	(560,692)	(114,173)	(116,981)
Cash generated by operations	12,648,840	9,162,259	9,919,114
Income tax and social contribution paid	(228,184)		(14,094)
Net cash from operating activities	12,420,656	9,162,259	9,905,020
Investing activities
Proceeds from the sale of marketable securities	3,313,983	8,891,947	6,368,337
Purchase of marketable securities	(2,998,654)	(6,249,167)	(8,697,300)
Other financial assets	(53,763)
Cash received from the sale of 51% of I-Systems (formerly FiberCo)			1,096,294
Consideration for the acquisition of Cozani, net of cash acquired	(443,096)	(6,269,951)
Additions to property, plant and equipment and intangible assets	(4,504,314)	(4,730,433)	(5,283,707)
Other	2,306	4,475	47
Net cash used in investing activities	(4,683,538)	(8,353,129)	(6,516,329)
Financing activities
New loans and financing		1,568,343	3,062,000
Amortization of loans and financing	(1,197,950)	(565,303)	(1,710,935)
Interest paid on loans and financing	(205,507)	(157,831)	(78,952)
Payment of principal portion of lease liability	(1,812,508)	(1,566,344)	(1,179,723)
Interest paid on lease liabilities	(1,420,557)	(1,303,953)	(832,928)
New 5G license financing			843,020
Derivative financial instruments	(393,628)	(269,437)	216,197
Sale (purchase) of treasury shares, net of disposals	(2,821)	4,694	(11,069)
Dividends and interest on shareholders’ equity paid	(2,174,929)	(1,199,201)	(1,042,976)
Net cash used in financing activities	(7,207,900)	(3,489,032)	(735,366)
Increase (decrease) in cash and cash equivalents	529,218	(2,679,902)	2,653,325
Cash and cash equivalents at the beginning of the year	2,548,713	5,228,615	2,575,290
Cash and cash equivalents at the end of the year	R$ 3,077,931	R$ 2,548,713	R$ 5,228,615